Expense Example, No Redemption - Class C	Delaware Tax-Free USA Fund Expense Example, No Redemption, 1 Year	Delaware Tax-Free USA Fund Expense Example, No Redemption, 3 Years	Delaware Tax-Free USA Fund Expense Example, No Redemption, 5 Years	Delaware Tax-Free USA Fund Expense Example, No Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 10 Years
USD ($)	159	522	910	1,997	153	504	879	1,932